Shareholder' equity - Summary of Disclosure in Tabular Form of Share Based Payment Reserves (Detail) - Share-based payments reserve - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	€ 74,978	€ 0
Escrow Shares
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	37,906
PSUs 2022, 2023 and 2024
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	6,138
CEO Stock Options
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	2,938
Remuneration in shares
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	1,410
CEO IPO LTI
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	2,047
Management IPO LTI
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	4,585
Management Stock Options
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	3,834
Cash-settled share based payments
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	€ 16,120